Property, plant and equipment Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	$ 419	$ 445	$ 463
Write-downs (reversals of write-downs) of property, plant and equipment	10	44	17
Cost of Sales [member]
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	411	436	452
General and Administrative Expense [member]
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	$ 8	$ 9	$ 11